Cover Page	May 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2026
Entity Registrant Name	SOLVENTUM CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41968
Entity Tax Identification Number	92-2008841
Entity Address, Address Line One	1750 Yankee Doodle Road
Entity Address, City or Town	Eagan
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55121
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	SOLV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001964738